Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
Baron International Growth Fund
Baron Emerging Markets Fund
Baron Global Advantage Fund
Baron New Asia Fund
Supplement to Current Summary Prospectuses and Prospectuses
For Baron International Growth Fund, Baron Emerging Markets Fund and Baron New Asia Fund, the following supplements “Principal Risks of Investing in the Fund” in the summary prospectus and “Principal Risks of Investing in the Fund” in the prospectus (in the Fund summary at the beginning of the prospectus).
Risks Associated with China and Hong Kong. The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law.

Baron International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
Baron International Growth Fund
Supplement to Current Summary Prospectuses and Prospectuses
For Baron International Growth Fund, Baron Emerging Markets Fund and Baron New Asia Fund, the following supplements “Principal Risks of Investing in the Fund” in the summary prospectus and “Principal Risks of Investing in the Fund” in the prospectus (in the Fund summary at the beginning of the prospectus).
Risks Associated with China and Hong Kong. The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law.

Baron Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
Baron Emerging Markets Fund
Supplement to Current Summary Prospectuses and Prospectuses
For Baron International Growth Fund, Baron Emerging Markets Fund and Baron New Asia Fund, the following supplements “Principal Risks of Investing in the Fund” in the summary prospectus and “Principal Risks of Investing in the Fund” in the prospectus (in the Fund summary at the beginning of the prospectus).
Risks Associated with China and Hong Kong. The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law.

Baron Global Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
Baron Global Advantage Fund
Supplement to Current Summary Prospectuses and Prospectuses
For Baron International Growth Fund, Baron Emerging Markets Fund and Baron New Asia Fund, the following supplements “Principal Risks of Investing in the Fund” in the summary prospectus and “Principal Risks of Investing in the Fund” in the prospectus (in the Fund summary at the beginning of the prospectus).
Risks Associated with China and Hong Kong. The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law.

Baron New Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
Baron New Asia Fund
Supplement to Current Summary Prospectuses and Prospectuses
For Baron International Growth Fund, Baron Emerging Markets Fund and Baron New Asia Fund, the following supplements “Principal Risks of Investing in the Fund” in the summary prospectus and “Principal Risks of Investing in the Fund” in the prospectus (in the Fund summary at the beginning of the prospectus).
Risks Associated with China and Hong Kong. The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law.